Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses and other current assets

4. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of
	December 31,	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Prepaid expenses(1)	22,102,763	8,424,956	1,186,630
Input VAT to be deducted	20,676,758	24,549,816	3,457,769
Interest receivable of Consolidated Trusts	1,839,865	—	—
Dividend receivable(2)	15,000,000	—	—
Advance to employee	410,339	86,431	12,174
Others	11,052,616	15,706,784	2,212,254
Total prepaid expenses and other current assets	71,082,341	48,767,987	6,868,827
(1)	Prepaid expenses mainly relate to prepaid service fee to the Group’s service providers.
(2)	The amount represents dividend receivable from the nominal shareholder of Jiangxi Ruijing.